Financial Instruments - Schedule of Provides a Reconciliation of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Senior Bond Warrants
Derivative Financial Liabilities [Roll Forward]
Revaluation	$ 6,500
Level 3 | Senior Bond Warrants
Derivative Financial Liabilities [Roll Forward]
Beginning balances	45,325
Revaluation	0
Transfer to Level 1	(45,325)
Extinguishment	0
Ending balances	0	$ 45,325
Level 3 | Tranche A Conversion Feature
Derivative Financial Liabilities [Roll Forward]
Beginning balances	38,055
Issues fair value measurement liabilities	45,555
Revaluation	35,220
Ending balances	118,830	38,055
Level 3 | Senior Bond Interest Rate Feature (included in other current assets)
Derivative Financial Liabilities [Roll Forward]
Beginning balances	851
Extinguishment	(851)
Ending balances	0	851
Level 2 | Senior Bond Warrants
Derivative Financial Liabilities [Roll Forward]
Transfer to Level 1	$ (19,700)	$ (45,300)